Share capital and share-based payments	12 Months Ended
Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share capital and share-based payments
14	Share capital and share-based payments

(a)	Authorized capital

The Company has an unlimited amount of authorized common shares with no par value.

(b)	Stock options

The changes in stock options outstanding during the years ended December 31, 2017 and December 31, 2016 was as follows:

	December 31,		December 31,
	2017		2016
		Weighted		Weighted
		average		average
	Number	exercise	Number	exercise
	of options	price C$	of options	price C$

Outstanding, beginning of period	-	-	7,116	3.40
Granted	-	-	-	-
Exercised	-	-	-	-
Forfeited	-	-	-	-
Expired	-	-	(7,116)	3.40
Outstanding, end of period	-	-	-	-

Exercisable, end of period	-	-	-	-

There were no stock options outstanding or exercisable as at December 31, 2017.

(c)	Restricted share units (“RSUs”)

The changes in RSU’s issued during the years ended December 31, 2017 and 2016 was as follows:

	December 31,	December 31,
	2017	2016
Outstanding, beginning of period	1,771,877	874,788
Granted	1,126,254	1,278,753
Exercised	(739,471)	(327,053)
Forfeited	(842,346)	(54,611)
Outstanding, end of period	1,316,314	1,771,877

On June 29, 2012, the Company’s shareholders approved the RSU plan, whereby RSUs may be granted to directors, officers, consultants or employees at the discretion of the Board of Directors. The RSU plan provides for the issuance of common shares from treasury upon the exercise of vested RSUs at no additional consideration. There is no cash settlement related to the vesting of RSU’s as they are all settled with equity. The current maximum number of common shares authorized for issue under the RSU plan is 8,000,000. The RSUs have vesting conditions determined by the Board of Directors.

During the year ended December 31, 2017, the Company granted one tranche of RSU’s totalling 1,126,254 which had a fair value of C$3.67 based on the closing share price at grant date. RSUs exercised during the year ended December 31, 2017 had a weighted average fair value of C$3.49 and the RSUs expired had a weighted average fair value of C$2.43 (2016 – C$1.51 and C$1.52, respectively). As at December 31, 2017, the weighted average fair value of the RSUs outstanding is C$2.45 (2016 – C$1.16).

The total RSU expense recognized during the year ended December 31, 2017 was $1,198 with a corresponding credit to other reserves (2016 - $819).